Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards

The Compensation Committee approves all long-term incentive compensation for our Named Executive Officers. The Compensation Committee meets in February each year to approve annual equity award grants to our Named Executive Officers, with individual grant values generally allocated between PSUs, RSUs and nonqualified stock option awards (see “2025 Long-Term Incentive Award Types” beginning on page 55). This meeting is scheduled each year to occur at least two business days following the public release of the Company’s earnings results for the prior year, at which time the Company generally expects all material nonpublic information to have been disclosed publicly and its regular trading window for its first quarter to have opened. The Compensation Committee also has authority to approve off-cycle grants for Named Executive Officers, which typically occur in connection with a new hire and are structured such that the grant date coincides with the first business day of the month following the Compensation Committee’s approval of such awards. To the extent applicable, the Compensation Committee will evaluate the potential impact of material nonpublic information when considering prospective equity awards to Named Executive Officers and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

The Compensation Committee did not grant equity awards to Named Executive Officers in fiscal 2025 during the period beginning four business days before, or one business day after (i) the filing of a periodic report on Form 10-Q or Form 10-K, or (ii) or the filing or furnishing of a current report on Form 8-K that discloses material non-public information.

Award Timing Method [Text Block]	This meeting is scheduled each year to occur at least two business days following the public release of the Company’s earnings results for the prior year, at which time the Company generally expects all material nonpublic information to have been disclosed publicly and its regular trading window for its first quarter to have opened.
Award Timing Predetermined [Flag]	true
MNPI Disclosure Timed for Compensation Value [Flag]	false